Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.8%
Information Technology – 20.0%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	2,348	$398,878
Calix, Inc.(a)	5,624	209,888
Ciena Corp.(a)	105	51,509
Cisco Systems, Inc.	45,304	5,321,408
F5, Inc.(a)	1,506	626,436
Motorola Solutions, Inc.	4,962	2,060,669
Nokia Oyj	8,005	106,756
Viavi Solutions, Inc.(a)	6,252	298,533

		9,074,077

Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. - Class A	19,589	3,453,932
CDW Corp./DE	234	32,910
Celestica, Inc.(a)	247	90,082
Corning, Inc.	563	143,807
Crane NXT Co.	6,068	310,439
Fabrinet(a)	60	33,725
Halma PLC	3,581	187,173
Jabil, Inc.	203	78,252
Keyence Corp.	654	330,588
Kyocera Corp.	9,356	207,498
Littelfuse, Inc.	466	212,184
Plexus Corp.(a)	1,219	366,517
TD SYNNEX Corp.	1,279	341,928
TE Connectivity PLC	254	51,209
Teledyne Technologies, Inc.(a)	372	248,087
TTM Technologies, Inc.(a)	1,852	346,361
Yokogawa Electric Corp.	1,994	70,075
Zebra Technologies Corp. - Class A(a)	838	220,612

		6,725,379

IT Services – 0.2%
Accenture PLC - Class A	1,866	232,205
CGI, Inc.	1,812	117,120
Cognizant Technology Solutions Corp. - Class A	2,408	93,262
DigitalOcean Holdings, Inc.(a)	1,629	255,802
Fujitsu Ltd.	6,870	136,507
Globant SA(a)	3,152	91,219
Indra Sistemas SA	726	39,821
International Business Machines Corp.	976	274,461
MongoDB, Inc.(a)	534	179,371
NEC Corp.	2,426	58,569
Nomura Research Institute Ltd.	3,667	102,874
Obic Co., Ltd.	3,098	72,756
Otsuka Corp.	2,231	38,196
Quantinuum, Inc. - Class A(a)	1,931	157,840
Twilio, Inc. - Class A(a)	147	30,330
VeriSign, Inc.	663	166,784

		2,047,117

Semiconductors & Semiconductor Equipment – 10.8%
Advanced Micro Devices, Inc.(a)	179	103,983
Advantest Corp.	1,646	338,629
Analog Devices, Inc.	119	47,263
Applied Materials, Inc.	16,344	11,816,712
ASM International NV	74	85,099
ASML Holding NV	1,030	2,039,581
ASML Holding NV (REG)	814	1,619,404
BE Semiconductor Industries NV	121	39,960
Broadcom, Inc.	40,079	15,139,842
Credo Technology Group Holding Ltd.(a)	188	51,127
Disco Corp.	194	100,925
Entegris, Inc.	1,579	283,999

Company	Shares	U.S. $ Value

First Solar, Inc.(a)	267	$63,001
FormFactor, Inc.(a)	2,950	471,793
Intel Corp.(a)	21,552	3,009,306
KLA Corp.	3,060	923,233
Lam Research Corp.	3,174	1,375,389
Lasertec Corp.	305	96,880
Lattice Semiconductor Corp.(a)	2,500	382,400
MACOM Technology Solutions Holdings, Inc.(a)	1,076	409,278
Marvell Technology, Inc.	315	93,835
Micron Technology, Inc.	2,000	2,308,580
MKS, Inc.	718	319,366
Nova Ltd. (NASDAQ GS)(a)	471	255,725
Nova Ltd. (Tel Aviv)(a)	49	26,060
NVIDIA Corp.	159,146	31,843,523
NXP Semiconductors NV	12,371	3,476,622
Onto Innovation, Inc.(a)	602	227,827
Qnity Electronics, Inc.	192	31,356
QUALCOMM, Inc.	1,572	290,490
SCREEN Holdings Co., Ltd.	208	23,333
Semtech Corp.(a)	2,109	341,342
SiTime Corp.(a)	613	457,028
STMicroelectronics NV	1,126	83,291
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	10,679	5,099,970
Teradyne, Inc.	267	129,185
Texas Instruments, Inc.	12,259	3,654,040
Tokyo Electron Ltd.	760	368,489
Tower Semiconductor Ltd.(a)	99	25,633
Universal Display Corp.	2,666	230,849

		87,684,348

Software – 3.9%
ACI Worldwide, Inc.(a)	5,444	273,779
Adobe, Inc.(a)	1,330	272,677
AppLovin Corp. - Class A(a)	531	273,587
Autodesk, Inc.(a)	838	162,924
Cadence Design Systems, Inc.(a)	539	202,297
Check Point Software Technologies Ltd.(a)	631	82,932
Cloudflare, Inc. - Class A(a)	259	63,528
Commvault Systems, Inc.(a)	1,900	269,287
Constellation Software, Inc./Canada	131	246,621
Core Scientific, Inc.(a)	8,894	227,597
Crowdstrike Holdings, Inc. - Class A(a)	66	50,367
Dassault Systemes SE	2,570	52,421
Descartes Systems Group, Inc. (The)(a)	692	47,929
Dynatrace, Inc.(a)	4,840	212,524
Fair Isaac Corp.(a)	19	22,701
Fortinet, Inc.(a)	2,053	315,382
Gen Digital, Inc.	2,401	59,761
Hut 8 Corp.(a)	2,076	239,664
Intuit, Inc.	808	210,888
Microsoft Corp.(b)	60,483	22,561,369
Nemetschek SE	99	6,027
Nice Ltd. (Sponsored ADR)(a)	1,341	121,830
Oracle Corp.	21,073	3,088,248
Palantir Technologies, Inc. - Class A(a)	4,660	543,682
Palo Alto Networks, Inc.(a)	575	196,087
PTC, Inc.(a)	608	69,075
Roper Technologies, Inc.	827	279,849
Runway AI, Inc.(a) (c) (d)	3,804	58,106
Sage Group PLC (The)	5,706	61,905
Salesforce, Inc.	799	125,171
Samsara, Inc. - Class A(a)	8,056	261,256
SAP SE	2,728	420,516
ServiceNow, Inc.(a)	1,179	117,051
Tyler Technologies, Inc.(a)	292	85,398
Workday, Inc. - Class A(a)	312	38,195
Xero Ltd.(a)	629	31,621
Zoom Communications, Inc.(a)	439	37,890
Zscaler, Inc.(a)	104	14,680

		31,404,822

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	76,205	$22,050,679
Canon, Inc.	6,463	165,520
FUJIFILM Holdings Corp.	7,840	167,724
Logitech International SA (REG)	292	27,392
NetApp, Inc.	322	49,833
Seagate Technology Holdings PLC	3,547	3,422,855
Western Digital Corp.	582	371,735

		26,255,738

		163,191,481

Financials – 8.1%
Banks – 2.2%
AIB Group PLC	5,653	66,437
Bank Hapoalim BM	3,921	90,440
Bank Leumi Le-Israel BM	3,077	68,859
Bank of America Corp.	125,522	7,152,244
BOC Hong Kong Holdings Ltd. - Class H	24,718	134,133
Canadian Imperial Bank of Commerce	714	82,221
DBS Group Holdings Ltd.	2,981	150,942
East West Bancorp, Inc.	1,440	185,890
Fifth Third Bancorp	800	45,096
FinecoBank Banca Fineco SpA	974	24,490
First BanCorp/Puerto Rico	11,509	300,040
First Citizens BancShares, Inc./NC - Class A	169	351,653
Flagstar Bank NA	17,947	268,128
Independent Bank Corp.	2,240	187,533
Japan Post Bank Co., Ltd.	1,687	32,108
Mizrahi Tefahot Bank Ltd.	442	29,274
Nordea Bank Abp	1,521	28,864
Oversea-Chinese Banking Corp., Ltd.	2,709	51,988
Royal Bank of Canada	365	75,581
Texas Capital Bancshares, Inc.	2,552	263,519
Toronto-Dominion Bank (The)	669	81,341
UMB Financial Corp.	2,659	379,599
UniCredit SpA	394	35,310
WaFd, Inc.	8,327	319,507
Wells Fargo & Co.	83,893	6,932,917
Wintrust Financial Corp.	1,400	225,008

		17,563,122

Capital Markets – 1.9%
3i Group PLC	1,652	54,324
Affiliated Managers Group, Inc.	596	201,686
Ameriprise Financial, Inc.	219	100,469
ASX Ltd.	305	11,256
Cboe Global Markets, Inc.	1,020	247,523
Charles Schwab Corp. (The)	47,437	4,377,012
CME Group, Inc.	1,660	366,578
CVC Capital Partners PLC(e)	423	6,154
Deutsche Boerse AG	83	22,638
Futu Holdings Ltd. (ADR)	86	8,062
Goldman Sachs Group, Inc. (The)	5,890	5,956,969
Hong Kong Exchanges & Clearing Ltd. - Class H	2,420	112,595
Invesco Ltd.	9,462	249,702
Japan Exchange Group, Inc.	1,688	21,363
Marex Group PLC	4,582	279,273
Moody’s Corp.	319	144,482
Partners Group Holding AG	50	40,954
PJT Partners, Inc. - Class A	1,414	213,429
Raymond James Financial, Inc.	272	41,352
S&P Global, Inc.	6,012	2,448,447
Singapore Exchange Ltd.	1,546	28,844
Stifel Financial Corp.	5,724	399,364
T. Rowe Price Group, Inc.	372	42,293

		15,374,769

Consumer Finance – 0.3%
American Express Co.	824	278,718
Capital One Financial Corp.	8,848	1,775,086
Figure Technology Solutions, Inc. - Class A(a)	4,020	123,454

Company	Shares	U.S. $ Value

FirstCash Holdings, Inc.	1,404	$303,713

		2,480,971

Financial Services – 2.2%
Adyen NV(a)	47	44,091
Banca Mediolanum SpA	334	8,324
Berkshire Hathaway, Inc. - Class B(a)	873	436,840
Chime Financial, Inc. - Class A(a)	6,137	125,686
HA Sustainable Infrastructure Capital, Inc.	8,387	327,512
Infratil Ltd.	5,093	44,677
Mastercard, Inc. - Class A	1,634	839,222
PayPal Holdings, Inc.	1,427	61,618
Sofina SA	69	17,574
Visa, Inc. - Class A	46,936	16,103,272
Voya Financial, Inc.	452	40,920
Walker & Dunlop, Inc.	2,784	152,285
Wise Group PLC - Class A(a)	1,287	15,428

		18,217,449

Insurance – 1.5%
Admiral Group PLC	1,136	53,652
Allstate Corp. (The)	349	83,041
Aon PLC - Class A	692	229,530
Arch Capital Group Ltd.(a)	1,418	137,631
Arthur J Gallagher & Co.	255	58,540
Brown & Brown, Inc.	513	32,909
Chubb Ltd.	1,076	366,636
Erie Indemnity Co. - Class A	47	11,268
Everest Group Ltd.	4,319	1,542,876
Fairfax Financial Holdings Ltd.	51	83,885
Gjensidige Forsikring ASA	348	9,420
Great-West Lifeco, Inc.	371	23,640
Hannover Rueck SE	96	26,586
Hanover Insurance Group, Inc. (The)	1,977	423,315
Hartford Insurance Group, Inc. (The)	443	58,706
iA Financial Corp., Inc.	135	18,641
Intact Financial Corp.	1,168	241,061
Loews Corp.	918	103,927
Marsh & McLennan Cos., Inc.	8,201	1,366,861
Medibank Pvt. Ltd.	4,790	16,457
MS&AD Insurance Group Holdings, Inc.	1,951	50,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	200	111,692
Phoenix Financial Ltd.	393	21,729
Progressive Corp. (The)	26,097	5,700,890
Prudential PLC	3,874	51,455
QBE Insurance Group Ltd.	2,384	41,470
Sampo Oyj - Class A	9,569	100,493
Sompo Holdings, Inc.	1,000	37,990
Swiss Re AG	551	87,581
Tokio Marine Holdings, Inc.	3,020	132,786
Travelers Cos., Inc. (The)	1,093	360,821
Tryg A/S	1,501	34,167
Unipol Assicurazioni SpA	557	15,568
W R Berkley Corp.	2,067	145,786
Willis Towers Watson PLC	258	67,434
Zurich Insurance Group AG	475	351,325

		12,200,339

		65,836,650

Industrials – 7.7%
Aerospace & Defense – 1.8%
Airbus SE	912	202,912
Airbus SE (ADR)	30,324	1,686,015
Arxis, Inc. - Class A(a)	2,222	102,523
BAE Systems PLC (Sponsored ADR)	16,893	1,654,669
Carpenter Technology Corp.	791	487,920
CSG NV(a)	250	3,649
Curtiss-Wright Corp.	364	275,825
General Dynamics Corp.	585	207,230

Company	Shares	U.S. $ Value

General Electric Co.	1,620	$605,443
Hexcel Corp.	30,478	3,049,629
Honeywell Aerospace, Inc.(a)	530	117,172
Howmet Aerospace, Inc.	748	201,107
Kongsberg Gruppen ASA	668	20,131
Kratos Defense & Security Solutions, Inc.(a)	3,292	164,139
L3Harris Technologies, Inc.	1,963	570,428
Lockheed Martin Corp.	695	354,075
MTU Aero Engines AG	88	36,670
Northrop Grumman Corp.	567	288,779
Rheinmetall AG	98	111,503
Rolls-Royce Holdings PLC	15,155	290,516
RTX Corp.	22,815	4,328,690
Singapore Technologies Engineering Ltd.	6,000	48,326
Thales SA	148	38,036

		14,845,387

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	2,094	394,384
Expeditors International of Washington, Inc.	271	44,168
GXO Logistics, Inc.(a)	5,222	264,755
United Parcel Service, Inc. - Class B	1,282	137,815

		841,122

Building Products – 0.3%
Allegion PLC	154	21,635
Belimo Holding AG (REG)	20	22,488
Carlisle Cos., Inc.	69	25,030
Carrier Global Corp.	19,292	1,415,068
Geberit AG (REG)	67	44,710
Gibraltar Industries, Inc.(a)	5,213	235,106
Lennox International, Inc.	70	40,107
Modine Manufacturing Co.(a)	1,165	311,078
Trane Technologies PLC	433	212,672
Zurn Elkay Water Solutions Corp. - Class C	4,792	242,140

		2,570,034

Commercial Services & Supplies – 0.6%
Brambles Ltd.	2,317	31,284
Cintas Corp.	738	125,519
Copart, Inc.(a)	1,410	39,748
GFL Environmental, Inc.	509	18,716
Republic Services, Inc.	1,613	343,698
Rollins, Inc.	2,290	95,585
Secom Co., Ltd.	3,144	124,899
Veralto Corp.	18,085	1,603,778
Waste Connections, Inc.	13,033	2,172,471
Waste Management, Inc.	1,605	357,722

		4,913,420

Construction & Engineering – 0.2%
API Group Corp.(a)	4,014	169,993
Cardinal Infrastructure Group, Inc. - Class A(a)	1,389	130,844
Comfort Systems USA, Inc.	80	158,556
EMCOR Group, Inc.	89	73,859
Granite Construction, Inc.	2,052	324,380
Sterling Infrastructure, Inc.(a)	531	445,700
WillScot Holdings Corp.	11,936	344,473

		1,647,805

Electrical Equipment – 2.0%
ABB Ltd. (REG)	2,991	325,359
BWX Technologies, Inc.	1,689	328,764
Eaton Corp. PLC	18,303	7,799,274
Forgent Power Solutions, Inc. - Class A(a)	5,643	315,218
Fujikura Ltd.	2,400	95,141
GE Vernova, Inc.	5,096	5,987,087
Generac Holdings, Inc.(a)	847	248,010
Hubbell, Inc.	87	45,518
Nextpower, Inc. - Class A(a)	2,545	303,211
Regal Rexnord Corp.	1,688	402,065

Company	Shares	U.S. $ Value

Rockwell Automation, Inc.	189	$93,570

		15,943,217

Ground Transportation – 0.8%
ArcBest Corp.	357	51,244
Canadian National Railway Co.	763	91,054
Central Japan Railway Co.	6,072	129,607
CSX Corp.	96,700	4,596,151
East Japan Railway Co.	7,093	148,230
Hankyu Hanshin Holdings, Inc.	1,554	40,888
Knight-Swift Transportation Holdings, Inc.	4,123	321,058
MTR Corp., Ltd. - Class H	12,403	48,372
Old Dominion Freight Line, Inc.	341	73,861
Saia, Inc.(a)	590	248,484
Uber Technologies, Inc.(a)	254	18,329
Union Pacific Corp.	1,142	310,624
West Japan Railway Co.	1,085	18,172
XPO, Inc.(a)	1,153	236,699

		6,332,773

Industrial Conglomerates – 0.0%
3M Co.	983	159,157
Honeywell International, Inc.	531	118,779
Lifco AB - Class B	332	10,881
Smiths Group PLC	541	18,378

		307,195

Machinery – 1.1%
Alfa Laval AB	461	27,501
Atlas Copco AB - Class A	4,460	90,400
Atlas Copco AB - Class B	2,627	46,571
Caterpillar, Inc.	791	842,336
CNH Industrial NV	16,644	186,912
Crane Co.	1,107	246,938
Cummins, Inc.	237	169,031
Daifuku Co., Ltd.	495	21,929
Deere & Co.	4,791	3,039,075
Dover Corp.	206	46,202
Epiroc AB - Class A	993	27,245
Epiroc AB - Class B	611	14,181
GEA Group AG	244	16,754
Graco, Inc.	291	22,003
Illinois Tool Works, Inc.	509	137,669
ITT, Inc.	1,043	206,264
JBT Marel Corp.	2,157	312,765
Kone Oyj - Class B	987	56,145
Metso Oyj	991	17,233
Oshkosh Corp.	2,188	335,814
PACCAR, Inc.	11,030	1,324,924
Parker-Hannifin Corp.	204	199,536
Pentair PLC	2,999	229,903
Rational AG	10	7,326
RBC Bearings, Inc.(a)	455	293,047
Sandvik AB	1,584	65,412
Schindler Holding AG	68	22,542
Schindler Holding AG (REG)	195	61,988
Snap-on, Inc.	84	33,802
Techtronic Industries Co., Ltd. - Class H	2,171	36,129
Tennant Co.	2,860	250,364
Terex Corp.	4,397	318,299
VAT Group AG(e)	49	42,969
Wartsila Oyj Abp	835	31,890
Yangzijiang Shipbuilding Holdings Ltd.	4,758	12,622

		8,793,721

Marine Transportation – 0.0%
Kirby Corp.(a)	1,995	271,260
Kuehne & Nagel International AG (REG)	84	20,382
SITC International Holdings Co., Ltd. - Class H	3,476	13,944

		305,586

Company	Shares	U.S. $ Value

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	3,030	$158,166
ANA Holdings, Inc.	1,287	23,561
Ryanair Holdings PLC	873	27,289

		209,016

Professional Services – 0.3%
Automatic Data Processing, Inc.	918	205,586
Broadridge Financial Solutions, Inc.	221	30,266
Bureau Veritas SA	508	15,560
CACI International, Inc. - Class A(a)	513	237,652
Computershare Ltd.	936	24,788
Experian PLC	1,597	53,825
First Advantage Corp.(a)	17,950	323,998
FTI Consulting, Inc.(a)	1,518	226,197
ICF International, Inc.	3,150	229,509
Intertek Group PLC	279	21,477
KBR, Inc.	2,828	97,651
Leidos Holdings, Inc.	196	20,182
Paychex, Inc.	667	65,586
Planet Labs PBC(a)	7,013	232,341
Recruit Holdings Co., Ltd.	2,526	175,756
RELX PLC	3,200	101,135
Robert Half, Inc.	8,752	268,686

		2,330,195

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	444	15,691
Applied Industrial Technologies, Inc.	740	250,231
Boise Cascade Co.	2,885	223,963
Core & Main, Inc. - Class A(a)	4,342	209,502
Fastenal Co.	2,404	115,464
Ferguson Enterprises, Inc.	350	83,065
GATX Corp.	1,523	269,860
Toromont Industries Ltd.	123	20,226
United Rentals, Inc.	2,000	2,265,780
Watsco, Inc.	56	23,337
WW Grainger, Inc.	97	131,959

		3,609,078

Transportation Infrastructure – 0.0%
Aena SME SA	5,801	176,772
Aeroports de Paris SA	199	25,949
Getlink SE	1,990	42,300

		245,021

		62,893,570

Communication Services – 6.6%
Diversified Telecommunication Services – 0.2%
AT&T, Inc.	17,304	358,193
Deutsche Telekom AG (REG)	7,120	194,122
Elisa Oyj	1,379	57,873
HKT Trust & HKT Ltd. - Class H	27,750	41,285
Koninklijke KPN NV	30,738	151,808
NTT, Inc.	242,140	215,390
Orange SA	14,954	282,014
Singapore Telecommunications Ltd.	46,760	159,639
Swisscom AG (REG)	208	160,436
Telia Co. AB	10,321	50,272
Telstra Group Ltd.	20,860	73,153
Verizon Communications, Inc.	8,439	357,307

		2,101,492

Entertainment – 0.8%
Capcom Co., Ltd.	524	9,639
Electronic Arts, Inc.	857	175,719
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,319	125,490
Netflix, Inc.(a)	10,167	725,924
Nintendo Co., Ltd.	2,052	86,266
TKO Group Holdings, Inc.	975	196,277
Toho Co., Ltd./Tokyo	2,145	17,157

Company	Shares	U.S. $ Value

Universal Music Group NV	1,912	$40,056
Walt Disney Co. (The)	50,201	4,831,846

		6,208,374

Interactive Media & Services – 5.1%
Alphabet, Inc. - Class A	3,966	1,417,329
Alphabet, Inc. - Class C(b)	72,453	25,599,819
Meta Platforms, Inc. - Class A	23,822	13,418,695
REA Group Ltd.	100	9,633
Reddit, Inc. - Class A(a)	8,014	1,391,070
Scout24 SE	676	55,942

		41,892,488

Media – 0.0%
Omnicom Group, Inc.	432	31,463
Publicis Groupe SA	338	33,402

		64,865

Wireless Telecommunication Services – 0.5%
KDDI Corp.	20,854	350,299
SoftBank Corp.	231,121	295,125
T-Mobile US, Inc.	18,914	3,172,445
Vodafone Group PLC	46,170	61,109

		3,878,978

		54,146,197

Health Care – 6.5%
Biotechnology – 1.1%
AbbVie, Inc.	831	209,113
Alnylam Pharmaceuticals, Inc.(a)	251	75,559
Amgen, Inc.	281	101,756
Apogee Therapeutics, Inc.(a)	479	63,578
Argenx SE(a)	246	228,008
Ascendis Pharma A/S(a)	841	224,311
Bridgebio Pharma, Inc.(a)	3,004	223,738
Celcuity, Inc.(a)	952	99,598
CG oncology, Inc.(a)	1,934	137,411
Cogent Biosciences, Inc.(a)	506	20,231
Denali Therapeutics, Inc.(a)	4,521	116,280
Dianthus Therapeutics, Inc.(a)	1,172	114,247
Erasca, Inc.(a)	5,914	108,344
Genmab A/S(a)	68	18,642
Gilead Sciences, Inc.	4,097	517,615
Halozyme Therapeutics, Inc.(a)	1,974	154,505
Ideaya Biosciences, Inc.(a)	2,382	88,777
Incyte Corp.(a)	1,359	154,056
Insmed, Inc.(a)	1,459	155,559
Kymera Therapeutics, Inc.(a)	1,369	156,983
Madrigal Pharmaceuticals, Inc.(a)	381	204,578
Natera, Inc.(a)	915	248,377
Neurocrine Biosciences, Inc.(a)	1,630	274,712
Newamsterdam Pharma Co. NV(a)	2,010	68,119
Regeneron Pharmaceuticals, Inc.	221	137,802
Relay Therapeutics, Inc.(a)	6,087	113,888
Rhythm Pharmaceuticals, Inc.(a)	1,238	137,455
Swedish Orphan Biovitrum AB(a)	269	12,822
United Therapeutics Corp.(a)	173	93,737
Vera Therapeutics, Inc.(a)	2,289	98,221
Vertex Pharmaceuticals, Inc.(a)	9,045	4,492,923
Xenon Pharmaceuticals, Inc.(a)	2,188	132,068

		8,983,013

Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	2,234	202,713
AtriCure, Inc.(a)	5,138	143,761
Boston Scientific Corp.(a)	976	41,656
Cochlear Ltd.	110	9,240
Coloplast A/S - Class B	209	11,903
Dexcom, Inc.(a)	743	50,041
Edwards Lifesciences Corp.(a)	10,296	931,376
Envista Holdings Corp.(a)	12,018	316,674

Company	Shares	U.S. $ Value

Fisher & Paykel Healthcare Corp., Ltd.	980	$21,770
Glaukos Corp.(a)	1,987	277,703
Globus Medical, Inc. - Class A(a)	4,427	349,777
Hoya Corp.	595	95,974
IDEXX Laboratories, Inc.(a)	201	105,814
Integer Holdings Corp.(a)	1,806	168,771
Intuitive Surgical, Inc.(a)	566	225,087
Medline, Inc. - Class A(a)	37,999	1,498,681
Medtronic PLC	14,485	1,133,162
ResMed, Inc.	261	50,864
Sonova Holding AG (REG)	78	18,513
STERIS PLC	742	156,243
Straumann Holding AG (REG)	190	24,975
Stryker Corp.	5,671	1,785,458

		7,620,156

Health Care Providers & Services – 1.4%
BrightSpring Health Services, Inc.(a)	8,417	587,001
Cardinal Health, Inc.	500	118,780
Cencora, Inc.	1,456	412,019
Cigna Group (The)	250	68,920
Elevance Health, Inc.	440	170,161
Encompass Health Corp.	13,014	1,315,455
Guardant Health, Inc.(a)	2,791	418,734
HCA Healthcare, Inc.	184	71,740
McKesson Corp.	418	315,841
Quest Diagnostics, Inc.	568	120,388
Tenet Healthcare Corp.(a)	2,002	374,534
UnitedHealth Group, Inc.	17,569	7,302,203

		11,275,776

Health Care Technology – 0.0%
Pro Medicus Ltd.	157	22,196
Veeva Systems, Inc. - Class A(a)	226	40,108

		62,304

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	458	60,836
Bio-Techne Corp.	3,794	268,046
ICON PLC(a)	1,679	291,659
IQVIA Holdings, Inc.(a)	13,018	2,515,338
Repligen Corp.(a)	1,229	167,685
Thermo Fisher Scientific, Inc.	7,538	3,779,252
Waters Corp.(a)	5,817	2,181,607
West Pharmaceutical Services, Inc.	116	41,644

		9,306,067

Pharmaceuticals – 1.9%
Astellas Pharma, Inc.	13,004	173,950
AstraZeneca PLC	2,932	547,417
Bristol-Myers Squibb Co.	3,662	211,004
Chugai Pharmaceutical Co., Ltd.	1,196	55,247
Daiichi Sankyo Co., Ltd.	2,666	42,870
Definium Therapeutics, Inc.(a)	2,473	116,330
Edgewise Therapeutics, Inc.(a)	3,388	137,654
Eli Lilly & Co.	4,291	5,146,754
Galderma Group AG(a)	90	20,470
GSK PLC	8,471	222,388
Ipsen SA	51	9,829
Johnson & Johnson	8,174	2,075,951
Merck & Co., Inc.	34,112	4,383,392
Novartis AG (REG)	6,315	986,986
Novo Nordisk A/S - Class B	7,970	382,775
Orion Oyj - Class B	232	19,058
Otsuka Holdings Co., Ltd.	1,120	74,546
Roche Holding AG	1,543	634,306
Roche Holding AG (BR)(a)	65	27,232
Sanofi SA	1,404	120,047
Shionogi & Co., Ltd.	3,912	66,843
Structure Therapeutics, Inc. (ADR)(a)	1,038	55,710

Company	Shares	U.S. $ Value

Takeda Pharmaceutical Co., Ltd.	6,241	$198,930
Zoetis, Inc.	790	56,769

		15,766,458

		53,013,774

Consumer Discretionary – 5.0%
Automobile Components – 0.1%
BorgWarner, Inc.	6,309	418,918
Bridgestone Corp.	1,452	30,616
Versigent PLC(a)	7,619	320,074

		769,608

Automobiles – 0.0%
Ferrari NV	383	142,359

Broadline Retail – 2.1%
Amazon.com, Inc.(a)	69,916	16,663,780
Dollarama, Inc.	1,308	173,035
MercadoLibre, Inc.(a)	36	61,106
Next PLC	256	49,393
Pan Pacific International Holdings Corp.	7,138	36,179
Wesfarmers Ltd.	2,147	134,366

		17,117,859

Distributors – 0.0%
Pool Corp.	890	191,261

Diversified Consumer Services – 0.1%
ADT, Inc.	35,613	231,484
Frontdoor, Inc.(a)	4,500	349,155
Laureate Education, Inc.(a)	5,243	190,426

		771,065

Hotels, Restaurants & Leisure – 0.5%
Aristocrat Leisure Ltd.	911	38,606
Cava Group, Inc.(a)	3,984	312,665
Chipotle Mexican Grill, Inc.(a)	2,805	95,370
Compass Group PLC	5,816	187,911
Darden Restaurants, Inc.	191	39,348
Evolution AB(a) (e)	233	15,994
Hyatt Hotels Corp. - Class A	9,536	1,848,458
McDonald’s Corp.	1,240	335,185
Norwegian Cruise Line Holdings Ltd.(a)	9,730	205,400
Oriental Land Co., Ltd./Japan	8,688	132,300
Royal Caribbean Cruises Ltd.	402	127,647
Viking Holdings Ltd.(a)	2,815	294,646
Yum! Brands, Inc.	1,230	196,628

		3,830,158

Household Durables – 0.1%
DR Horton, Inc.	375	61,080
Garmin Ltd.	276	65,561
NVR, Inc.(a)	5	34,067
PulteGroup, Inc.	299	41,026
SharkNinja, Inc.(a)	2,223	338,496
Taylor Morrison Home Corp.(a)	1,548	111,053

		651,283

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	733	16,992
Brunswick Corp./DE	2,481	208,999
Hasbro, Inc.	3,672	303,271

		529,262

Specialty Retail – 2.0%
AutoZone, Inc.(a)	1,284	4,103,587
Bath & Body Works, Inc.	10,288	237,962
Best Buy Co., Inc.	410	31,111
Burlington Stores, Inc.(a)	743	235,382
Fast Retailing Co., Ltd.	349	178,808
Home Depot, Inc. (The)	17,314	6,106,302
Industria de Diseno Textil SA	4,213	265,555
Murphy USA, Inc.	545	293,684

Company	Shares	U.S. $ Value

O’Reilly Automotive, Inc.(a)	2,663	$245,236
Ross Stores, Inc.	600	127,710
Sanrio Co., Ltd.	1,435	9,708
TJX Cos., Inc. (The)	28,064	4,251,696
Tractor Supply Co.	905	28,607
Ulta Beauty, Inc.(a)	92	41,490
Williams-Sonoma, Inc.	290	67,599

		16,224,437

Textiles, Apparel & Luxury Goods – 0.1%
Amer Sports, Inc.(a)	6,212	210,214
Asics Corp.	1,429	38,867
Deckers Outdoor Corp.(a)	323	32,071
Hermes International SCA	47	85,949
Lululemon Athletica, Inc.(a)	197	22,494
Moncler SpA	357	20,776
Pandora A/S	138	15,854
Ralph Lauren Corp.	676	271,353

		697,578

		40,924,870

Consumer Staples – 2.7%
Beverages – 1.1%
Coca-Cola Co. (The)	61,967	5,036,058
Coca-Cola HBC AG(a)	315	20,534
Keurig Dr. Pepper, Inc.	3,668	120,054
Kirin Holdings Co., Ltd.	4,000	68,985
Monster Beverage Corp.(a)	32,650	3,138,318
PepsiCo, Inc.	4,981	674,427

		9,058,376

Consumer Staples Distribution & Retail – 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	2,874	250,670
Costco Wholesale Corp.	3,329	3,114,180
Dollar General Corp.	236	27,166
Dollar Tree, Inc.(a)	2,629	317,978
Jeronimo Martins SGPS SA	797	15,264
Koninklijke Ahold Delhaize NV	1,983	79,801
Kroger Co. (The)	4,165	231,282
Loblaw Cos. Ltd.	2,236	101,438
Sprouts Farmers Market, Inc.(a)	3,230	273,193
US Foods Holding Corp.(a)	4,262	435,790
Walmart, Inc.	32,105	3,636,212

		8,482,974

Food Products – 0.2%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	118,812
Danone SA	982	80,267
Freshpet, Inc.(a)	3,606	213,187
General Mills, Inc.	807	28,084
Hershey Co. (The)	876	153,694
Lotus Bakeries NV	1	13,263
McCormick & Co., Inc./MD	419	21,126
Mondelez International, Inc. - Class A	3,758	217,363
Nestle SA (REG)	4,870	499,492
Tyson Foods, Inc. - Class A	1,402	80,264

		1,425,552

Household Products – 0.3%
Church & Dwight Co., Inc.	2,273	220,208
Colgate-Palmolive Co.	2,931	268,714
Kimberly-Clark Corp.	235	25,796
Procter & Gamble Co. (The)	10,109	1,482,384
Reckitt Benckiser Group PLC	1,138	74,122
WD-40 Co.	730	177,857

		2,249,081

Personal Care Products – 0.1%
Beiersdorf AG	137	11,799
Kao Corp.	1,012	20,056
L’Oreal SA	381	167,014

Company	Shares	U.S. $ Value

Unilever PLC	4,969	$298,476

		497,345

Tobacco – 0.0%
Imperial Brands PLC	1,537	56,806
Philip Morris International, Inc.	519	93,892

		150,698

		21,864,026

Energy – 1.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	3,896	216,228
TechnipFMC PLC	8,943	592,921

		809,149

Oil, Gas & Consumable Fuels – 1.5%
Cheniere Energy, Inc.	157	37,525
Chevron Corp.	2,658	440,590
ConocoPhillips	8,503	883,972
DT Midstream, Inc.	908	133,240
Eni SpA	3,981	93,401
EOG Resources, Inc.	41,585	5,394,822
Expand Energy Corp.	1,203	109,701
Exxon Mobil Corp.	27,054	3,698,823
Galp Energia SGPS SA	1,226	25,984
Imperial Oil Ltd.	248	27,849
Inpex Corp.	3,861	77,908
Magnolia Oil & Gas Corp. - Class A	8,056	206,072
Matador Resources Co.	4,421	220,077
Neste Oyj	1,687	55,080
Permian Resources Corp. - Class A	6,866	126,403
Shell PLC	1,575	61,197
Texas Pacific Land Corp.	121	52,954
TotalEnergies SE	1,154	89,234
Uranium Energy Corp.(a)	9,277	98,893
Williams Cos., Inc. (The)	2,133	158,567

		11,992,292

		12,801,441

Materials – 1.5%
Chemicals – 1.1%
Air Liquide SA	445	88,122
Albemarle Corp.	1,073	144,887
Avient Corp.	7,857	290,395
CF Industries Holdings, Inc.	240	25,982
Corteva, Inc.	36,974	3,131,328
Ecolab, Inc.	390	108,658
Element Solutions, Inc.	5,517	263,437
EMS-Chemie Holding AG(a)	13	11,143
Givaudan SA (REG)	14	59,217
Linde PLC	8,118	4,212,755
RPM International, Inc.	2,615	290,657
Sherwin-Williams Co. (The)	434	149,435

		8,776,016

Construction Materials – 0.2%
Buzzi SpA	112	5,737
Eagle Materials, Inc.	6,621	1,489,725

		1,495,462

Containers & Packaging – 0.0%
Avery Dennison Corp.	122	19,807
O-I Glass, Inc.(a)	21,443	206,496

		226,303

Metals & Mining – 0.2%
Alcoa Corp.	2,374	123,780
Barrick Mining Corp.	984	36,182
BHP Group Ltd.	8,000	333,384
Coeur Mining, Inc.	1,775	28,968
Endeavour Mining PLC	326	15,968
Fortescue Ltd.	2,586	34,420

Company	Shares	U.S. $ Value

Franco-Nevada Corp.	180	$37,559
Fresnillo PLC	307	11,180
Kinross Gold Corp.	2,071	49,035
Lundin Gold, Inc.	240	12,947
MP Materials Corp.(a)	1,941	108,716
Newmont Corp.	690	64,446
Reliance, Inc.	1,120	418,432
Rio Tinto Ltd.	592	71,229
Rio Tinto PLC	1,680	158,936

		1,505,182

		12,002,963

Utilities – 1.3%
Electric Utilities – 1.0%
Alliant Energy Corp.	301	22,963
American Electric Power Co., Inc.	43,519	5,953,834
Chubu Electric Power Co., Inc.	1,115	21,067
CLP Holdings Ltd. - Class H	11,165	104,357
Duke Energy Corp.	4,075	515,814
FirstEnergy Corp.	1,373	65,272
Hydro One Ltd.(e)	1,503	61,996
Iberdrola SA	3,596	89,503
IDACORP, Inc.	2,550	385,815
PG&E Corp.	1,066	17,930
Power Assets Holdings Ltd. - Class H	11,105	80,920
PPL Corp.	831	30,207
Southern Co. (The)	5,211	498,745
Verbund AG	259	16,414
Xcel Energy, Inc.	815	65,444

		7,930,281

Gas Utilities – 0.0%
Chesapeake Utilities Corp.	1,411	172,819
Hong Kong & China Gas Co., Ltd. - Class H	65,229	54,171
ONE Gas, Inc.	2,814	216,875
Osaka Gas Co., Ltd.	1,820	61,322
Tokyo Gas Co., Ltd.	777	29,422

		534,609

Independent Power and Renewable Electricity Producers – 0.0%
Enlight Renewable Energy Ltd.(a)	209	18,456
Fervo Energy Co. - Class A(a)	3,571	104,381

		122,837

Multi-Utilities – 0.3%
Ameren Corp.	14,223	1,607,768
CMS Energy Corp.	955	73,058
Consolidated Edison, Inc.	2,959	327,354
Dominion Energy, Inc.	426	29,092
E.ON SE	1,056	21,715
Engie SA	1,548	48,723
WEC Energy Group, Inc.	1,837	214,506

		2,322,216

Water Utilities – 0.0%
American Water Works Co., Inc.	348	45,790

		10,955,733

Real Estate – 0.8%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	6,975	144,173

Health Care REITs – 0.1%
American Healthcare REIT, Inc.	2,367	123,439
Ventas, Inc.	510	45,288
Welltower, Inc.	1,367	310,268

		478,995

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	1,287	165,444

Industrial REITs – 0.1%
Prologis, Inc.	3,963	536,868

Company	Shares		U.S. $ Value

STAG Industrial, Inc.		5,506	$209,558

			746,426

Office REITs – 0.0%
COPT Defense Properties		8,174	297,452

Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.		454	8,673
Jones Lang LaSalle, Inc.(a)		1,029	318,938

			327,611

Residential REITs – 0.0%
Independence Realty Trust, Inc.		12,980	216,636
Sun Communities, Inc.		370	44,367

			261,003

Retail REITs – 0.0%
Brixmor Property Group, Inc.		5,309	167,393

Specialized REITs – 0.5%
CubeSmart		2,915	115,929
Digital Realty Trust, Inc.		10,351	1,858,833
Extra Space Storage, Inc.		11,784	1,712,215
Public Storage		226	71,938

			3,758,915

			6,347,412

Total Common Stocks (cost $240,868,995)			503,978,117

INVESTMENT COMPANIES – 36.4%
Funds and Investment Trusts – 36.4%(f) (g)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z		4,360,173	48,833,938
AB Emerging Markets Opportunities ETF		359,379	18,770,365
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		2,051,749	31,309,682
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		9,311,084	181,007,464
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		1,171,608	16,765,712

Total Investment Companies (cost $184,253,800)			296,687,161

	Notional Amount

PURCHASED OPTIONS – PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Price EUR Index Expiration: Jun 2027; Contracts: 12,390; Exercise Price: EUR 5,100.00; Counterparty: UBS AG(a)	EUR	63,189,000	1,611,309
FTSE 100 Index Expiration: Mar 2027; Contracts: 1,430; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	13,156,000	245,745
FTSE 100 Index Expiration: Mar 2027; Contracts: 690; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	6,348,000	118,576
FTSE 100 Index Expiration: Mar 2027; Contracts: 480; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	4,416,000	82,488
FTSE 100 Index Expiration: Mar 2027; Contracts: 270; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	2,484,000	46,400
Nikkei 225 Index Expiration: Jun 2027; Contracts: 131,000; Exercise Price: JPY 52,500.00; Counterparty: UBS AG(a)	JPY	6,877,500,000	1,954,190

Company	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: May 2027; Contracts: 75,100; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	463,742,500	$10,082,127
S&P 500 Index Expiration: May 2027; Contracts: 8,900; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	54,957,500	1,194,953
S&P 500 Index Expiration: May 2027; Contracts: 8,100; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	50,017,500	1,087,542
S&P 500 Index Expiration: May 2027; Contracts: 7,700; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	47,547,500	1,033,836

Total Purchased Options – Puts (premium paid $22,176,981)			17,457,166

	Shares

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a) (c) (d) (cost $14)		1,376	14

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(f) (g) (h) (cost $10,134,918)		10,134,918	10,134,918

Total Investments – 101.6% (cost $457,434,708)(i)			828,257,376
Other assets less liabilities – (1.6)%			(12,928,740)

Net Assets – 100.0%			$815,328,636

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	234	September 2026	$16,993,934	$130,471
Nikkei 225 (OSE) Futures	18	September 2026	7,770,350	315,919
S&P 500 E-Mini Futures	264	September 2026	99,636,900	653,753
TOPIX Index Futures	123	September 2026	30,281,927	419,678
U.S. T-Note 2 Yr (CBT) Futures	228	September 2026	46,998,281	(20,772)
U.S. T-Note 10 Yr (CBT) Futures	503	September 2026	55,274,984	343,708
U.S. Ultra Bond (CBT) Futures	155	September 2026	18,004,219	311,123
Sold Contracts
E-Mini Russell 2000 Index Futures	68	September 2026	10,355,040	(235,055)
FTSE 100 Index Futures	79	September 2026	11,046,390	(15,347)
Hang Seng Index Futures	4	July 2026	582,620	13,186
MSCI Emerging Markets Index Futures	203	September 2026	17,836,595	229,941
MSCI Singapore ETS Index Futures	17	July 2026	628,688	3,119
OMXS 30 Index Futures	50	July 2026	1,658,871	(28,964)
S&P Mid 400 E-Mini Futures	20	September 2026	7,770,000	(108,572)
S&P/TSX 60 Index Futures	100	September 2026	28,989,247	15,953
SPI 200 Futures	195	September 2026	29,620,814	251,463

				$2,279,604

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	AUD	8,009	USD	5,730	07/09/2026	$185,421
Barclays Capital, Inc.	CAD	1,783	USD	1,290	07/09/2026	32,654
Barclays Capital, Inc.	USD	2,165	JPY	349,082	08/27/2026	(8,568)
Barclays Capital, Inc.	USD	18,622	EUR	16,120	09/11/2026	(148,886)
BNP Paribas SA	USD	5,324	AUD	7,426	07/09/2026	(183,149)
Citibank NA	GBP	29,806	USD	40,283	07/16/2026	746,954
Citibank NA	CHF	2,661	USD	3,386	09/11/2026	66,592
Deutsche Bank AG	AUD	7,509	USD	5,374	07/09/2026	175,923
Goldman Sachs Bank USA	NZD	12,066	USD	7,091	07/09/2026	236,109
HSBC Bank USA	CAD	31,857	USD	23,286	07/09/2026	817,614
HSBC Bank USA	USD	764	CAD	1,065	07/09/2026	(13,075)
JPMorgan Chase Bank	USD	7,125	NZD	12,066	07/09/2026	(269,866)
JPMorgan Chase Bank	GBP	709	USD	953	07/16/2026	12,485
Morgan Stanley & Co., Inc.	USD	2,781	AUD	3,887	07/09/2026	(90,044)
Morgan Stanley & Co., Inc.	JPY	273,281	USD	1,710	08/27/2026	21,867
Morgan Stanley & Co., Inc.	USD	13,133	JPY	2,091,475	08/27/2026	(212,916)
Morgan Stanley & Co., Inc.	SEK	12,539	USD	1,295	09/10/2026	(2,760)
Morgan Stanley & Co., Inc.	CHF	16,527	USD	20,866	09/11/2026	251,988
Morgan Stanley & Co., Inc.	EUR	39,931	USD	46,493	09/11/2026	733,918
State Street Bank & Trust Co.	NZD	378	USD	223	07/09/2026	7,843
State Street Bank & Trust Co.	USD	219	NZD	378	07/09/2026	(4,250)
State Street Bank & Trust Co.	NOK	1,770	USD	181	09/10/2026	2,194
UBS	CAD	18,708	USD	13,278	07/09/2026	83,623
UBS	USD	12,501	NZD	21,597	07/09/2026	(231,322)

						$2,210,349

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.03%	USD	18,018	$1,480,240	$1,251,476	$228,764

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	711	09/18/2026	$(27,793)
Swiss Market Index Futures	0.00%	Maturity	CHF	2,559	09/18/2026	(102,448)

						$(130,241)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $127,113 or 0.0% of net assets.

(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $388,989,870 and gross unrealized depreciation of investments was $(13,578,726), resulting in net unrealized appreciation of $375,411,144.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CVR – Contingent Value Rights

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax Aware Overlay A Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$157,621,556	$5,511,819	$58,106	$163,191,481
Financials	63,552,642	2,284,008	-0-	65,836,650
Industrials	59,769,932	3,123,638	-0-	62,893,570
Communication Services	51,818,734	2,327,463	-0-	54,146,197
Health Care	48,966,837	4,046,937	-0-	53,013,774
Consumer Discretionary	39,534,345	1,390,525	-0-	40,924,870
Consumer Staples	20,537,948	1,326,078	-0-	21,864,026
Energy	12,398,637	402,804	-0-	12,801,441
Materials	11,213,627	789,336	-0-	12,002,963
Utilities	10,409,663	546,070	-0-	10,955,733
Real Estate	6,338,739	8,673	-0-	6,347,412
Investment Companies	296,687,161	-0-	-0-	296,687,161
Purchased Options - Puts	-0-	17,457,166	-0-	17,457,166
Rights	-0-	-0-	14	14
Short-Term Investments	10,134,918	-0-	-0-	10,134,918

Total Investments in Securities	788,984,739	39,214,517	58,120	828,257,376
Other Financial Instruments(a):
Assets:
Futures	2,688,314	-0-	-0-	2,688,314
Forward Currency Exchange Contracts	-0-	3,375,185	-0-	3,375,185
Centrally Cleared Credit Default Swaps	-0-	1,480,240	-0-	1,480,240
Liabilities:
Futures	(408,710)	-0-	-0-	(408,710)
Forward Currency Exchange Contracts	-0-	(1,164,836)	-0-	(1,164,836)
Total Return Swaps	-0-	(130,241)	-0-	(130,241)

Total	$791,264,343	$42,774,865	$58,120	$834,097,328

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$55,941	$3,575	$16,326	$3,956	$1,688	$48,834	$3,575
AB Emerging Markets Opportunities ETF	-0-	21,523	2,733	(20)	-0-	18,770	-0-
AB Government Money Market Portfolio	406	181,468	171,739	-0-	-0-	10,135	215
Bernstein Fund, Inc. - International Small Cap Portfolio	40,397	5,564	14,313	4,408	(4,746)	31,310	5,564
Bernstein Fund, Inc. - International Strategic Equities Portfolio	191,709	19,242	56,203	23,757	2,502	181,007	19,242
Bernstein Fund, Inc. - Small Cap Core Portfolio	14,866	1,330	1,309	353	1,526	16,766	1,330
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	16,409	1,378	18,666	6,819	(5,940)	-0-	1,378
	$319,728	$234,080	$281,289	$39,273	$(4,970)	$306,822	$31,304